Offerings	Jun. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share(3)(4)
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 1
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, warrants, debt securities, and units, as may be offered by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $100,000,000. The securities included hereunder may be sold separately or with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock that provides for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance of the securities registered by this registration statement. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. In no event will the aggregate maximum offering price of all securities issued under this registration statement exceed $100,000,000, and the amount of securities sold pursuant to this registration statement will not exceed the limit in Instruction I.B.6.(a) of Form S-3, as applicable. The amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act.Shares of common stock may be issuable upon conversion of shares of preferred stock registered hereunder. No separate consideration will be received for such shares of common stock.Shares of common stock or preferred stock may be issuable upon conversion of debt securities registered hereunder. No separate consideration will be received for such common stock or preferred stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.001 per share(4)
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, warrants, debt securities, and units, as may be offered by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $100,000,000. The securities included hereunder may be sold separately or with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock that provides for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance of the securities registered by this registration statement. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. In no event will the aggregate maximum offering price of all securities issued under this registration statement exceed $100,000,000, and the amount of securities sold pursuant to this registration statement will not exceed the limit in Instruction I.B.6.(a) of Form S-3, as applicable. The amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act.Shares of common stock or preferred stock may be issuable upon conversion of debt securities registered hereunder. No separate consideration will be received for such common stock or preferred stock.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants(5)
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, warrants, debt securities, and units, as may be offered by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $100,000,000. The securities included hereunder may be sold separately or with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock that provides for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance of the securities registered by this registration statement. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. In no event will the aggregate maximum offering price of all securities issued under this registration statement exceed $100,000,000, and the amount of securities sold pursuant to this registration statement will not exceed the limit in Instruction I.B.6.(a) of Form S-3, as applicable. The amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act.Warrants will represent rights to purchase common stock, preferred stock, debt securities, or units registered hereby. Because the warrants will provide a right only to purchase such securities offered hereunder, no additional registration fee is required.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, warrants, debt securities, and units, as may be offered by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $100,000,000. The securities included hereunder may be sold separately or with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock that provides for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance of the securities registered by this registration statement. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. In no event will the aggregate maximum offering price of all securities issued under this registration statement exceed $100,000,000, and the amount of securities sold pursuant to this registration statement will not exceed the limit in Instruction I.B.6.(a) of Form S-3, as applicable. The amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units(6)
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, warrants, debt securities, and units, as may be offered by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $100,000,000. The securities included hereunder may be sold separately or with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock that provides for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance of the securities registered by this registration statement. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. In no event will the aggregate maximum offering price of all securities issued under this registration statement exceed $100,000,000, and the amount of securities sold pursuant to this registration statement will not exceed the limit in Instruction I.B.6.(a) of Form S-3, as applicable. The amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act.Each unit will represent an interest in two or more other securities, which may or may not be separable from one another.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Amount Registered | shares	0
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, warrants, debt securities, and units, as may be offered by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $100,000,000. The securities included hereunder may be sold separately or with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock that provides for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance of the securities registered by this registration statement. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. In no event will the aggregate maximum offering price of all securities issued under this registration statement exceed $100,000,000, and the amount of securities sold pursuant to this registration statement will not exceed the limit in Instruction I.B.6.(a) of Form S-3, as applicable. The amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act.Pursuant to Rule 415(a)(6) under the Securities Act, the registrant is carrying forward to this registration statement $100,000,000 of unsold securities (the “Unsold Securities”) that have previously been registered under the registrant’s registration statement on Form S-3 (File No. 333-265574) filed on June 14, 2022, amended on June 24, 2022, and declared effective on June 27, 2022 (the “Prior Registration Statement”), and the registration fee of $9,270 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. No additional filing fee is due with respect to the Unsold Securities carried forward in this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement, if any. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-265574
Carry Forward Initial Effective Date	Jun. 27, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-265574
Carry Forward Initial Effective Date	Jun. 27, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-265574
Carry Forward Initial Effective Date	Jun. 27, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-265574
Carry Forward Initial Effective Date	Jun. 27, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-265574
Carry Forward Initial Effective Date	Jun. 27, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Carry Forward Form Type	S-3
Carry Forward File Number	333-265574
Carry Forward Initial Effective Date	Jun. 27, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,270